Restructuring	12 Months Ended
Dec. 31, 2019
Restructuring
Restructuring

(B.6) Restructuring

y Recognition of Restructuring Provisions

We only recognize provisions for restructuring if and when the following occurs:

-   SAP has designed a program that materially changes the scope of one of our businesses or the manner in which the business is conducted, and

-   A detailed and documented restructuring plan has been approved by our Executive Board, a member thereof, or a direct report of an Executive Board member, and

-   The program established is planned to start shortly after the program plan is approved and is expected to be capable of being completed within 12 months, and

-   The program has been announced to the parties affected or has commenced.

We consider whether a change in business is material based on the business affected rather than for SAP as a whole. In judging whether a unit qualifies as a business for restructuring purposes, we consider if the unit has its own management team, has access to all inputs and processes necessary to provide outputs, and generates or could generate revenues. The materiality of a change to a business is assessed based on both the size and the nature of the change and therefore does not necessarily involve a material quantitative impact on our financial statements.

In early 2019, we launched a Company-wide restructuring program to further increase our focus on our key strategic growth areas. The program is aimed at further simplifying Company structures and processes and to ensure that SAP's organizational setup, skillsets, and resource allocation continue to meet evolving customer demand. The main features of the restructuring plan were announced on January 29, 2019. Substantially all restructuring expenses recognized in 2019 result from this program. Cash outflows related to restructuring were €0.9 billion in 2019 (2018: €0.1 billion).

In total, approximately 4,000 employees will leave or have already left the Company under the plan.

Restructuring expenses primarily include the following components:

Restructuring Expenses

€ millions	2019	2018	2017
Employee-related restructuring expenses	-1,111	-19	-180
Onerous contract-related restructuring expenses and restructuring-related impairment losses	-19	0	-2
 Restructuring expenses	-1,130	-19	-182

Restructuring provisions are predominantly short-term in nature. They primarily include employee termination benefits. For more information about the accounting treatment of share-based compensation in connection with the restructuring program, see Note (B.3).

Restructuring Provisions

€ millions	Restructuring Provisions
1/1/2019	24
Addition	1,125
Utilization	-938
Release	-4
Currency impact	1
12/31/2019	208
Total provisions	746
Restructuring provisions as % of total provisions	28

If not presented separately in our income statement, restructuring expenses would have been classified in the different expense items in our income statement as follows:

Restructuring Expenses by Functional Area

€ millions	2019	2018	2017
Cost of cloud and software	-138	-3	-55
Cost of services	-154	-3	-118
Research and development	-467	-3	-9
Sales and marketing	-299	-11	-2
General and administration	-71	0	2
 Restructuring expenses	-1,130	-19	-182